Intangible Assets (Details) - Schedule of Acquired Intangible Asset Balances - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Acquired Intangible Asset Balances [Abstract]
Software	$ 15,250	$ 15,345
Less: accumulated amortization	10,628	(9,317)
Intangible assets, net	$ 4,622	$ 6,028